               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of Hawaii Municipal Fund (formerly First Hawaii Municipal Bond Fund) and Hawaii Intermediate Fund (formerly First Hawaii Intermediate Municipal Fund) (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund and Hawaii Intermediate Fund as of September 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 8, 2001








HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2001
------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                              HAWAII MUNICIPAL BONDS (93.78%)
                 Hawaii County
                    General Obligation Bonds (2.08%)
  $   100,000          6.800%,      12/01/01                                    $      100,280
      300,000          5.600%,       5/01/11                                           334,500
    1,000,000          5.625%,       5/15/18                                         1,047,500
    1,000,000          5.625%,       5/15/19                                         1,045,000
                                                                              ----------------
                                                                                     2,527,280

                 Hawaii State
                    General Obligation Bonds (5.63%)
      135,000          6.000%,      10/01/08                                           152,719
      300,000          6.250%,       1/01/14                                           330,000
    1,000,000          5.000%,       5/01/16                                         1,020,000
      555,000          5.000%,       5/01/18                                           557,775
    1,750,000          5.500%,       5/01/20                                         1,800,313
    3,000,000          5.000%,       8/01/20                                         2,974,500
                                                                              ----------------
                                                                                     6,835,307

                    Airport Systems Revenue Bonds (0.38%)
      385,000          6.900%,       7/01/12                                           460,556

                    Department of Budget & Finance
                    Special Purpose Revenue Bonds
                       Hawaiian Electric Company, Inc. (12.61%)
    3,000,000          5.750%,      12/01/18                                         3,165,000
      100,000          7.600%,       7/01/20                                           102,079
      565,000          6.550%,      12/01/22                                           599,606
      750,000          6.600%,       1/01/25                                           813,750
      625,000          6.200%,       5/01/26                                           675,000
      600,000          5.875%,      12/01/26                                           629,250
    9,000,000          5.650%,      10/01/27                                         9,337,500
                                                                              ----------------
                                                                                    15,322,185

                       Citizens Utilities Company (4.51%)
    3,500,000          6.660%,      11/01/21                                         3,478,125
    2,000,000          6.600%,       7/01/22                                         2,000,160
                                                                              ----------------
                                                                                     5,478,285

                       Kapiolani Health Care System (3.55%)
      400,000          6.300%,       7/01/08                                           419,000
    1,650,000          6.400%,       7/01/13                                         1,711,875
      600,000          6.200%,       7/01/16                                           627,000
    1,185,000          6.000%,       7/01/19                                         1,202,775
      340,000          6.250%,       7/01/21                                           352,750
                                                                              ----------------
                                                                                     4,313,400

------------------------------------------------------------------------------
See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                       Kaiser Permanente (3.97%)
  $   850,000          6.500%,       3/01/11                                    $      867,722
    3,875,000          6.250%,       3/01/21                                         3,952,500
                                                                              ----------------
                                                                                     4,820,222

                       The Queen's Health Systems (4.34%)
      300,000          5.200%,       7/01/04                                           314,250
      250,000          6.125%,       7/01/11                                           262,250
    1,020,000          6.000%,       7/01/20                                         1,054,425
      600,000          6.200%,       7/01/22                                           629,730
    2,735,000          5.750%,       7/01/26                                         2,776,025
      250,000          5.000%,       7/01/28                                           240,000
                                                                              ----------------
                                                                                     5,276,680

                       St. Francis Medical Center (2.38%)
    2,765,000          6.500%,       7/01/22                                         2,896,393

                       Wahiawa General Hospital (1.90%)
    2,530,000          7.500%,       7/01/12                                         2,305,463

                       Wilcox Hospital (1.96%)
      250,000          4.800%,       7/01/04                                           253,750
      500,000          4.900%,       7/01/05                                           509,375
      700,000          5.250%,       7/01/13                                           693,000
      845,000          5.350%,       7/01/18                                           809,088
      115,000          5.500%,       7/01/28                                           109,825
                                                                              ----------------
                                                                                     2,375,038

                    Department of Transportation
                       Matson Terminals, Inc. (2.32%)
    2,760,000          5.750%,       3/01/13                                         2,815,200

                    Harbor Capital Improvements Revenue Bonds (2.34%)
      400,000          5.650%,       7/01/02                                           409,668
      205,000          6.200%,       7/01/03                                           214,670
      310,000          6.300%,       7/01/04                                           324,517
      200,000          6.200%,       7/01/08                                           209,217
      300,000          6.250%,       7/01/15                                           325,125
      800,000          6.500%,       7/01/19                                           836,800
      500,000          5.750%,       7/01/29                                           517,500
                                                                              ----------------
                                                                                     2,837,497

                    Highway Revenue Bonds (2.10%)
      200,000          5.000%,       7/01/09                                           207,000
      150,000          5.000%,       7/01/11                                           154,312
    1,000,000          5.600%,       7/01/14                                         1,065,000
    1,100,000          5.000%,       7/01/16                                         1,120,625
                                                                              ----------------
                                                                                     2,546,937

------------------------------------------------------------------------------
See accompanying notes to financial statements.







HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                    Housing Authority Single Family
                       Mortgage Special Purpose Revenue Bonds (6.96%)
$     500,000          5.550%,       7/01/07                                    $      523,125
      400,000          7.000%,       7/01/11                                           409,508
      100,000          5.700%,       7/01/13                                           104,125
      510,000          6.900%,       7/01/16                                           521,990
      205,000          6.750%,       7/01/20                                           209,818
      540,000          7.100%,       7/01/24                                           550,800
    4,485,000          5.900%,       7/01/27                                         4,602,732
       15,000          7.800%,       7/01/29                                            15,041
    1,495,000          5.750%,       7/01/30                                         1,523,031
                                                                              ----------------
                                                                                     8,460,170

                    Department of Hawaiian Homelands (2.32%)
    1,355,000          4.100%,       7/01/07                                         1,365,163
    1,465,000          4.250%,       7/01/09                                         1,457,675
                                                                              ----------------
                                                                                     2,822,838

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds (7.33%)
      210,000          4.900%,       1/01/02                                           211,172
      215,000          4.900%,       7/01/02                                           218,743
    1,000,000          5.700%,       7/01/18                                         1,012,500
    2,955,000          5.600%,       7/20/21                                         2,969,775
    2,365,000          6.100%,       7/01/30                                         2,432,994
    2,000,000          5.700%,       7/20/31                                         2,057,500
                                                                              ----------------
                                                                                     8,902,684

                    Public Housing Authority Bonds (0.21%)
      250,000          5.750%,       8/01/04                                           255,320

                    University Faculty Housing (2.53%)
      330,000          4.450%,      10/01/01                                           330,000
      345,000          4.550%,      10/01/02                                           352,932
      800,000          5.650%,      10/01/16                                           836,000
    1,500,000          5.700%,      10/01/25                                         1,556,250
                                                                              ----------------
                                                                                     3,075,182

                    University of Hawaii - Revenue Bonds (0.52%)
      100,000          5.450%,      10/01/06                                           104,193
      500,000          5.700%,      10/01/17                                           522,835
                                                                              ----------------
                                                                                       627,028






-------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
-------------------------------------------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                 Honolulu City & County
                    Board of Water Supply (2.87%)
$     200,000          5.000%,       7/01/04                                    $      211,750
      500,000          5.800%,       7/01/16                                           560,000
      750,000          5.800%,       7/01/21                                           840,000
    1,890,000          5.250%,       7/01/31                                         1,878,187
                                                                              ----------------
                                                                                     3,489,937

                    Waste & Water System (2.45%)
    1,000,000          5.250%,       7/01/18                                         1,020,000
    2,000,000          5.000%,       7/01/23                                         1,950,000
                                                                              ----------------
                                                                                     2,970,000

                    General Obligation Bonds (3.22%)
      100,000          7.300%,       7/01/03                                           107,875
      200,000          7.350%,       7/01/06                                           234,500
      105,000          5.500%,       9/01/16                                           117,469
    1,000,000          5.125%,       7/15/20                                         1,003,750
    1,250,000          5.125%,       7/15/21                                         1,243,750
    1,210,000          5.250%,       9/01/24                                         1,210,000
                                                                              ----------------
                                                                                     3,917,344

                    Halawa Business Park (.64%)
      370,000          6.500%,      10/15/02                                           383,575
      365,000          6.600%,      10/15/03                                           388,269
                                                                              ----------------
                                                                                       771,844

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds
                       Hale Pauahi (0.36%)
      415,000          6.800%,       7/01/28                                           441,975

                       Maunakea Apartments (0.95%)
    1,061,400          5.750%,      11/20/09                                         1,154,272

                       Waipahu Project (3.67%)
    4,200,000          6.900%,       6/20/35                                         4,457,250









-------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.







HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                 Kauai County
                    General Obligation Bonds (6.75%)
$   1,690,000          5.850%,       8/01/07                                    $    1,882,237
      250,000          5.900%,       2/01/10                                           272,500
      250,000          5.900%,       2/01/11                                           272,500
      295,000          5.900%,       2/01/12                                           321,550
      595,000          6.250%,       8/01/19                                           695,406
      695,000          6.250%,       8/01/22                                           812,281
    1,000,000          5.000%,       8/02/24                                           972,500
    3,065,000          5.000%,       8/01/25                                         2,973,050
                                                                              ----------------
                                                                                     8,202,024

                    Housing Authority Paanau Project (1.28%)
    1,630,000          7.250%,       4/01/12                                         1,552,575

                 Maui County
                    General Obligation Bonds (1.06%)
      235,000          5.750%,       6/01/13                                           262,319
      500,000          5.300%,       9/01/14                                           523,125
      500,000          5.000%,       9/01/17                                           505,000
                                                                              ----------------
                                                                                     1,290,444

                    Water System Revenue (0.59%)
      300,000          6.500%,      12/01/06                                           305,073
      400,000          6.600%,      12/01/07                                           406,828
                                                                                       711,901
                                                                              ----------------
                    Total Hawaii Municipal Bonds (Cost $110,469,239)               113,913,231




















------------------------------------------------------------------------------
See accompanying notes to financial statements.
------------------------------------------------------------------------------







HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                                        PUERTO RICO MUNICIPAL BONDS (0.95%)
                 Puerto Rico Commonwealth
                    General Obligation Bonds (0.30%)
 $    350,000          6.250%,       7/01/10                                    $      365,652

                    Housing Finance Corp.
                        Multi-Family Mortgage Revenue Bonds (0.45%)
      165,000           7.500%,     10/01/15                                           166,691
      375,000           7.500%,      4/01/22                                           378,836
                                                                              ----------------
                                                                                       545,527

                        Single-Family Mortgage Revenue Bonds (0.20%)
      235,000           6.250%,      4/01/29                                           245,869
                                                                              ----------------
                    Total Puerto Rico Municipal Bonds (Cost $1,125,736)              1,157,048


                                      VIRGIN ISLANDS MUNICIPAL BONDS (0.11%)
                 Virgin Islands
                    Public Finance Authority, Series A (0.11%)
      100,000           7.300%,     10/01/18                                          127,750
                    Total Virgin Islands Municipal Bonds (Cost $99,625)               127,750

                    Total Investments (Cost $111,694,600) (a) 94.84%              115,198,029
                    Other Assets Less Liabilities              5.16%                6,272,733
                                                             ------           ---------------
                    Net Assets                               100.00%            $ 121,470,762
                                                             =======          ===============

               (a) Aggregate cost for federal income tax purposes is $111,694,600.

                At September 30, 2001, unrealized appreciation
                    (depreciation) of securities for federal income tax purposes is as follows:
                    Gross unrealized appreciation                               $   3,925,990
                    Gross unrealized depreciation                                    (422,561)
                                                                              ---------------
                    Net unrealized appreciation                                   $ 3,503,429
                                                                              ===============










------------------------------------------------------------------------------
See accompanying notes to financial statements.
------------------------------------------------------------------------------

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2001
------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                                          HAWAII MUNICIPAL BONDS (89.36%)
                 Hawaii County
                    General Obligation Bonds (2.03%)
   $100,000            6.800%,      12/01/01                                    $     100,280

                 Hawaii State
                    Airport Systems Revenue Bonds (5.52%)
    250,000            5.700%,       7/01/07                                          273,125

                    General Obligation Bonds (3.39%)
    150,000            5.900%,      10/01/06                                          167,625

                    Department of Budget & Finance
                       Special Purpose Revenue Bonds
                       Citizens Utilities Company (4.05%)
    200,000            6.600%,       7/01/02                                          200,016

                       Kapiolani Health Care Systems (4.26%)
    200,000            5.500%,       7/01/05                                          210,500

                       The Queen's Health Systems (4.24%)
    200,000            5.200%,       7/01/04                                          209,500

                       St. Francis Medical Center (4.16%)
    200,000            6.000%,       7/01/22                                          205,542

                       Wilcox Hospital (5.13%)
    250,000            4.800%,       7/01/04                                          253,750

                    Harbor Capital Improvements Revenue Bonds (4.15%)
    100,000            5.650%,       7/01/02                                          102,417
    100,000            5.850%,       7/01/02                                          102,661
                                                                              ---------------
                                                                                      205,078

                    Highway & Transportation Authority (5.97%)
    275,000            5.000%,       7/01/06                                          294,938
                                                                              ---------------

                    Housing Authority
                       Single Family Special Purpose Mortgage
                       Revenue Bonds (6.32%)
    300,000            4.800%,       7/01/07                                          312,375
                                                                              ---------------

                       Public Housing Authority Bonds (4.23%)
    200,000            5.550%,       7/01/07                                          209,250
                                                                              ---------------

                    University of Hawaii
                       University Revenue Bonds (3.79%)
    180,000            5.450%,      10/01/06                                          187,547
                                                                              ---------------

------------------------------------------------------------------------------
See accompanying notes to financial statements.







HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
-------------------------------------------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                 Honolulu City & County
                    Board of Water Supply (4.28%)
   $200,000            5.000%,       7/01/04                                    $     211,750
                                                                              ---------------

                    General Obligation Bonds (4.27%)
    100,000            5.000%,      10/01/02                                          102,789
    100,000            5.375%,       9/01/12                                          108,500
                                                                              ---------------
                                                                                      211,289

                    Waste System Revenue (4.49%)
    200,000            5.500%,       7/01/11                                          221,750
                                                                              ---------------

                    Multi-Family Mortgage Purpose Revenue Bond (4.40%)
    200,000            5.750%,      11/20/09                                          217,500
                                                                              ---------------

                 Kauai County
                    General Obligation Bonds (4.21%)
    100,000            4.400%,       8/01/03                                          103,250
    100,000            4.550%,       8/01/05                                          105,000
                                                                              ---------------
                                                                                      208,250

                 Maui County
                    General Obligation Bonds (6.36%)
    300,000            4.650%,      03/01/07                                          314,250
                                                                              ---------------
                                                                                      314,250

                    Water System Revenue (4.11%)
    100,000            6.600%,      12/01/07                                          101,707
    100,000            6.700%,      12/01/11                                          101,723
                                                                              ---------------
                                                                                      203,430
                    Total Hawaii Municipal Bonds (Cost $4,273,793)                  4,417,745
                                                                              ---------------














------------------------------------------------------------------------------
See accompanying notes to financial statements.







HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
------------------------------------------------------------------------------

                                                                                Value
    Par Value                                                                   (Note 1)
                                        PUERTO RICO MUNICIPAL BONDS (1.25%)
                 Housing Finance Corp.
                    Single Family Mortgage Revenue Bonds (1.25%)
  $  60,000            6.150%,       8/01/03                                    $      61,587
                                                                              ---------------
                    Total Puerto Rico Municipal Bonds (Cost $60,525)                   61,587

                    Total Investments (Cost $4,334,318) (a) 90.61%                  4,479,332
                    Other Assets Less Liabilities            9.39%                    464,204
                                                          -------             ---------------
                    Net Assets                             100.00%              $   4,943,536
                                                          ========            ===============

                 (a) Aggregate cost for federal income tax purposes is
                     $4,334,318.

                    At September 30, 2001, unrealized appreciation
                    (depreciation) of securities for federal income tax purposes is as follows:
                      Gross unrealized appreciation                             $     152,886
                      Gross unrealized depreciation                                    (7,872)
                                                                              ---------------
                         Net unrealized appreciation                                $ 145,014
                                                                              ===============



------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2001
------------------------------------------------------------------------------

                                                                                Municipal          Intermediate
                                                                                    Fund                  Fund
ASSETS
    Investments at market value
       (Identified cost $111,694,600 and $4,334,318,
        respectively) (Note 1 (A))                                            $   115,198,029        $   4,479,332
    Cash                                                                            4,594,195              533,898
    Interest receivable                                                             1,776,306               61,904
    Subscriptions receivable                                                          174,098               13,340
    Other assets                                                                       17,732                4,001
                                                                              ---------------        -------------
          Total assets                                                            121,760,360            5,092,475
                                                                              ---------------        -------------


LIABILITIES
    Distributions payable                                                             158,361                3,968
    Redemptions payable                                                                45,092              142,639
    Management fee payable                                                             49,984                1,628
    Distribution plan payable                                                          14,694                  704
    Shareholder servicing fee payable                                                   9,997                  -
    Accrued expenses                                                                   11,470                  -
                                                                              ---------------        -------------
          Total liabilities                                                           289,598              148,939
                                                                              ---------------        -------------

NET ASSETS
    (Applicable to 11,155,186 and 956,894 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                            $   121,470,762        $   4,943,536
                                                                              ===============        =============


NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($121,470,762    )  11,155,186 shares)                                             $10.89
                                                                                       ======
        ($4,943,536  )       956,894 shares)                                                                 $5.17
                                                                                                             =====

NET ASSETS
    At September 30, 2001, net assets consisted of:
       Paid-in capital                                                        $   118,578,605        $   4,804,893
       Accumulated net realized loss on investments                                  (611,272)              (6,371)
       Net unrealized appreciation                                                  3,503,429              145,014
                                                                              ---------------        -------------
                                                                              $   121,470,762        $   4,943,536
                                                                              ===============        =============


------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2001
------------------------------------------------------------------------------

                                                                                 Municipal         Intermediate
                                                                                     Fund                 Fund
INVESTMENT INCOME
    Interest income                                                           $  6,499,683         $  219,964

    Expenses
       Management fee (Note 2)                                                     582,525             20,606
       Distribution costs (Notes 2 and 3)                                          174,758              5,068
       Transfer agent fees (Note 2)                                                 88,712              2,812
       Shareholder services (Note 2)                                               116,505                -
       Administration fee (Note 2)                                                  23,301                897
       Accounting fees                                                              66,739              2,120
       Legal and audit fees                                                         48,656              2,065
       Printing                                                                     22,042                657
       Miscellaneous                                                                12,146              1,549
       Portfolio pricing fee                                                        28,939              1,113
       Custodian fees                                                               20,730                798
       Insurance                                                                     5,825                896
       Registration fees                                                            10,527                856
       Directors fees                                                                1,824                 76
                                                                              ------------        -----------
       Total expenses                                                            1,203,229             39,513
       Fee reductions (Note 5)                                                    (109,572)            (4,216)
                                                                              ------------        -----------
       Net expense                                                               1,093,657             35,297
                                                                              ------------        -----------
          Net investment income                                                  5,406,026            184,667
                                                                              ------------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                                  (261,878)            (6,371)
    Change in unrealized appreciation of investments                             3,884,053            154,001
                                                                              ------------        -----------
          Net gain on investments                                                3,622,175            147,630
                                                                              ------------        -----------

Net increase in net assets
    RESULTING FROM OPERATIONS                                                 $  9,028,201         $  332,297
                                                                              ============        ===========











------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2001 and 2000
------------------------------------------------------------------------------

                                                                                 2001                  2000
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                  $5,406,026        $   5,463,987
       Net realized loss on investments                                         (261,878)            (144,412)
       Increase (decrease) in unrealized appreciation
          (depreciation) of investments                                        3,884,053           (1,325,003)
                                                                              ----------        -------------
          Net increase in net assets resulting from operations                 9,028,201            3,994,572

    Distributions to shareholders from:
       Net investment income
          ($0.50 and $0.52 per share, respectively)                           (5,406,026)          (5,463,987)

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from capital
          share transactions                                                   5,984,549           (3,115,471)
                                                                              ----------        -------------

             Total increase (decrease) in net assets                           9,606,724           (4,584,886)

NET ASSETS
    Beginning of year                                                        111,864,038          116,448,924
                                                                             -----------         ------------
    End of year                                                             $121,470,762     $    111,864,038
                                                                            ============     ================

(a) Summary of capital share activity follows:


                                                   For the year ended                   For the year ended
                                                   September 30, 2001                   September 30, 2000
                                                 Shares           Value            Shares             Value
      Shares sold                              1,210,919   $    13,074,390        1,087,029   $    11,358,822
      Shares issued on reinvestment
         of distributions                        336,073         3,621,390          348,781         3,649,264
                                               ---------   ---------------       ----------   ---------------
                                               1,546,992        16,695,780        1,435,810        15,008,086
      Shares redeemed                           (994,022)      (10,711,231)      (1,738,899)      (18,123,557)
                                               ---------   ---------------       ----------   ---------------
         Net increase (decrease)                 552,970   $     5,984,549         (303,089)  $    (3,115,471)
                                               =========  ================       ===========  ===============








------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2001 and 2000
------------------------------------------------------------------------------

                                                                                     2001              2000
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                $    184,667        $     205,145
       Net realized gain (loss) on investments                                    (6,371)               3,548
       Increase (decrease) in unrealized appreciation
          (depreciation) of investments                                          154,001              (39,066)
                                                                            ------------        -------------
          Net increase in net assets resulting from operations                   332,297              169,627

    Distributions to shareholders from
       Net investment income
          ($0.21 and $0.21 per share, respectively)                             (184,667)            (205,145)
       Capital gains
          ($0.004 and $0.004 per share, respectively)                             (3,548)              (3,813)
    Capital share transactions (a)
       Increase (decrease) in net assets resulting from
          capital share transactions                                             280,068             (934,315)
                                                                            ------------        -------------
          Total increase (decrease) in net assets                                424,150             (973,646)

NET ASSETS
    Beginning of year                                                          4,519,386            5,493,032
                                                                            ------------        -------------
    End of year                                                             $  4,943,536        $   4,519,386
                                                                            ============        =============

(a)   Summary of capital share activity follows:

                                                   For the year ended                For the year ended
                                                   September 30, 2001               September 30, 2000
                                               Shares           Value           Shares           Value
      Shares sold                              254,208    $   1,295,746         349,473   $    1,741,580
      Shares issued on reinvestment
         of distributions                       31,772          161,732          35,119          175,105
                                             ---------    -------------       ---------   --------------
                                               285,980        1,457,478         384,592        1,916,685
      Shares redeemed                         (231,546)      (1,177,410)       (573,440)      (2,851,000)
                                             ---------    -------------       ---------   --------------
         Net increase (decrease)                54,434    $     280,068        (188,848)  $     (934,315)
                                             =========    =============       =========   ==============


------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)



                                        Years Ended September 30,
                                                                  2001         2000         1999          1998          1997
                                                                  ----         ----         ----          ----          ----
Net asset value
    Beginning of year                                           $10.55      $ 10.68     $  11.23        $11.10       $ 10.89
                                                                ------      -------     --------        ------       -------
Income from investment operations
    Net investment income                                          .50          .52          .55           .55           .54
    Net gain (loss) on securities (both realized and unrealized)   .34         (.13)        (.55)          .13           .21
                                                                ------      -------     --------        ------       -------
      Total from investment operations                             .84          .39            -           .68           .75
                                                                ------      -------     --------        ------       -------

Less distributions
    Dividends from net investment income                          (.50)        (.52)        (.55)         (.55)         (.54)
    Distributions from capital gains                                 -            -            -             -             -
                                                                ------      -------     --------        ------       -------
        Total distributions                                       (.50)        (.52)        (.55)         (.55)         (.54)
                                                                ------      -------     --------        ------       -------
    End of year                                                 $10.89      $ 10.55     $  10.68        $11.23       $ 11.10
                                                                ======      =======     ========        ======       =======
Total return                                                      8.11%        3.79%        (.07)%       6.28%          7.09%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                        $121,471     $111,864     $116,449     $112,346       $106,380
    Ratio of expenses to average net assets (a)                   1.03%         .98%         .94%         .89%           .98%

    Ratio of net investment income to average net assets          4.64%        4.83%        4.88%        4.90%          4.99%

Portfolio turnover                                               22.06%       20.96%       10.83%        7.35%          3.21%

     (a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .94%, .91%, .87%, .85% and .94% for the years ended September 30, 2001, 2000,
     1999, 1998 and 1997, respectively.


See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)



                                        Years Ended September 30,

                                                                  2001          2000          1999          1998          1997
Net asset value
    Beginning of year                                            $5.01        $ 5.03       $  5.18       $  5.15        $ 5.12
                                                                 -----        ------       -------       -------        ------
Income from investment operations
    Net investment income                                          .21           .21           .22           .22           .22
    Net gain (loss) on securities (both realized and unrealized)   .16          (.02)         (.14)          .04           .04
                                                                 -----        ------       -------       -------        ------
      Total from investment operations                             .37           .19           .08           .26           .26
                                                                 -----        ------       -------       -------        ------
Less distributions
    Dividends from net investment income                          (.21)         (.21)         (.22)         (.22)         (.22)
    Distributions from capital gains                                 -             -          (.01)         (.01)         (.01)
                                                                 -----        ------       -------       -------        ------
        Total distributions                                       (.21)         (.21)         (.23)         (.23)         (.23)
                                                                 -----        ------       -------       -------        ------
    End of year                                                  $5.17        $ 5.01       $  5.03       $  5.18        $ 5.15
                                                                 =====        ======       =======       =======        ======
Total return                                                      7.61%         3.97%         1.51%         5.08%         5.17%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                          $4,944        $4,519        $5,493        $5,911        $6,402
    Ratio of expenses to average net assets
      Before expense reimbursements                                .88%          .85%          .98%         1.49%         1.43%
      After expense reimbursements                                 .88% (a)      .85% (a)      .89% (a)      .85% (a)      .86% (a)
    Ratio of net investment income to average net assets
      Before expense reimbursements                               4.12%         4.07%         4.07%         3.53%         3.67%
      After expense reimbursements                                4.12%         4.07%         4.18%         4.17%         4.24%

Portfolio turnover                                               19.28%         4.22%         3.32%        14.57%        17.36%

     (a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .79%, .77%, .75%, .73% and .75% for the years ended September 30, 2001, 2000,
     1999, 1998 and 1997, respectively.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2001
------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hawaii Municipal Fund (formerly First Hawaii Municipal Bond Fund) and Hawaii Intermediate Fund (formerly First Hawaii Intermediate Municipal
     Fund) ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

     The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

     The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A) SECURITY VALUATION

          Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B) FEDERAL INCOME TAXES

          It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2001, the Hawaii Municipal Fund had an unused capital loss carryforward of $502,318 of which, $189,023 expires in 2004, $29,000 expires in 2005, $190,181 expires in 2008 and $94,114 expires in 2009.


------------------------------------------------------------------------------

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Auditing Guide for Audits of Investment Companies (dated December 1, 2000), both premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the funds. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     First Pacific Corporation ("FPC") provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, FPC receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively.

     The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPC, received $174,758 and $5,068 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

     First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPC, serves as the transfer agent for the Funds. FPR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

     Certain officers and directors of the Funds are also officers of FPC, FPS and FPR.


(3)   DISTRIBUTION COSTS

     The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

     The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.



--------------------------------------------------------------------------------

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

(4)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities aggregated $26,448,656 and $25,090,714 respectively for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $938,206 and $837,100, respectively.


(5)  CUSTODY CREDITS

     Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. During the year ended September 30, 2001, such reductions amounted to $109,572 and $4,216 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits used to offset expenses were as follows:

                           Municipal       Intermediate
                             Fund                  Fund

           Custody        $   20,730          $   797
           Accounting         55,088            2,120
           Pricing            28,939            1,114
           Audit               4,815              185
                          ----------          -------
                          $  109,572          $ 4,216
                          ==========          =======
























--------------------------------------------------------------------------------

                REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of Hawaii Municipal Fund (formerly First Hawaii Municipal Bond Fund) and Hawaii Intermediate Fund (formerly First Hawaii Intermediate Municipal Fund) (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund and Hawaii Intermediate Fund as of September 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 8, 2001










HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                                    HAWAII MUNICIPAL BONDS (93.78%)
                 Hawaii County
                    General Obligation Bonds (2.08%)
  $   100,000          6.800%,      12/01/01                                    $      100,280
      300,000          5.600%,       5/01/11                                           334,500
    1,000,000          5.625%,       5/15/18                                         1,047,500
    1,000,000          5.625%,       5/15/19                                         1,045,000
                                                                              ----------------
                                                                                     2,527,280

                 Hawaii State
                    General Obligation Bonds (5.63%)
      135,000          6.000%,      10/01/08                                           152,719
      300,000          6.250%,       1/01/14                                           330,000
    1,000,000          5.000%,       5/01/16                                         1,020,000
      555,000          5.000%,       5/01/18                                           557,775
    1,750,000          5.500%,       5/01/20                                         1,800,313
    3,000,000          5.000%,       8/01/20                                         2,974,500
                                                                              ----------------
                                                                                     6,835,307

                    Airport Systems Revenue Bonds (0.38%)
      385,000          6.900%,       7/01/12                                           460,556
                                                                              ----------------
                    Department of Budget & Finance
                    Special Purpose Revenue Bonds
                       Hawaiian Electric Company, Inc. (12.61%)
    3,000,000          5.750%,      12/01/18                                         3,165,000
      100,000          7.600%,       7/01/20                                           102,079
      565,000          6.550%,      12/01/22                                           599,606
      750,000          6.600%,       1/01/25                                           813,750
      625,000          6.200%,       5/01/26                                           675,000
      600,000          5.875%,      12/01/26                                           629,250
    9,000,000          5.650%,      10/01/27                                         9,337,500
                                                                              ----------------
                                                                                    15,322,185

                       Citizens Utilities Company (4.51%)
    3,500,000          6.660%,      11/01/21                                         3,478,125
    2,000,000          6.600%,       7/01/22                                         2,000,160
                                                                              ----------------
                                                                                     5,478,285

                       Kapiolani Health Care System (3.55%)
      400,000          6.300%,       7/01/08                                           419,000
    1,650,000          6.400%,       7/01/13                                         1,711,875
      600,000          6.200%,       7/01/16                                           627,000
    1,185,000          6.000%,       7/01/19                                         1,202,775
      340,000          6.250%,       7/01/21                                           352,750
                                                                              ----------------
                                                                                     4,313,400

--------------------------------------------------------------------------------
See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                       Kaiser Permanente (3.97%)
  $   850,000          6.500%,       3/01/11                                    $      867,722
    3,875,000          6.250%,       3/01/21                                         3,952,500
                                                                              ----------------
                                                                                     4,820,222

                       The Queen's Health Systems (4.34%)
      300,000          5.200%,       7/01/04                                           314,250
      250,000          6.125%,       7/01/11                                           262,250
    1,020,000          6.000%,       7/01/20                                         1,054,425
      600,000          6.200%,       7/01/22                                           629,730
    2,735,000          5.750%,       7/01/26                                         2,776,025
      250,000          5.000%,       7/01/28                                           240,000
                                                                              ----------------
                                                                                     5,276,680

                       St. Francis Medical Center (2.38%)
    2,765,000          6.500%,       7/01/22                                         2,896,393
                                                                              ----------------
                       Wahiawa General Hospital (1.90%)
    2,530,000          7.500%,       7/01/12                                         2,305,463
                                                                              ----------------
                       Wilcox Hospital (1.96%)
      250,000          4.800%,       7/01/04                                           253,750
      500,000          4.900%,       7/01/05                                           509,375
      700,000          5.250%,       7/01/13                                           693,000
      845,000          5.350%,       7/01/18                                           809,088
      115,000          5.500%,       7/01/28                                           109,825
                                                                              ----------------
                                                                                     2,375,038

                    Department of Transportation
                       Matson Terminals, Inc. (2.32%)
    2,760,000          5.750%,       3/01/13                                         2,815,200
                                                                              ----------------
                    Harbor Capital Improvements Revenue Bonds (2.34%)
      400,000          5.650%,       7/01/02                                           409,668
      205,000          6.200%,       7/01/03                                           214,670
      310,000          6.300%,       7/01/04                                           324,517
      200,000          6.200%,       7/01/08                                           209,217
      300,000          6.250%,       7/01/15                                           325,125
      800,000          6.500%,       7/01/19                                           836,800
      500,000          5.750%,       7/01/29                                           517,500
                                                                              ----------------
                                                                                     2,837,497

                    Highway Revenue Bonds (2.10%)
      200,000          5.000%,       7/01/09                                           207,000
      150,000          5.000%,       7/01/11                                           154,312
    1,000,000          5.600%,       7/01/14                                         1,065,000
    1,100,000          5.000%,       7/01/16                                         1,120,625
                                                                              ----------------
                                                                                     2,546,937

--------------------------------------------------------------------------------
See accompanying notes to financial statements.





HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                    Housing Authority Single Family
                       Mortgage Special Purpose Revenue Bonds (6.96%)
$     500,000          5.550%,       7/01/07                                    $      523,125
      400,000          7.000%,       7/01/11                                           409,508
      100,000          5.700%,       7/01/13                                           104,125
      510,000          6.900%,       7/01/16                                           521,990
      205,000          6.750%,       7/01/20                                           209,818
      540,000          7.100%,       7/01/24                                           550,800
    4,485,000          5.900%,       7/01/27                                         4,602,732
       15,000          7.800%,       7/01/29                                            15,041
    1,495,000          5.750%,       7/01/30                                         1,523,031
                                                                              ----------------
                                                                                     8,460,170

                    Department of Hawaiian Homelands (2.32%)
    1,355,000          4.100%,       7/01/07                                         1,365,163
    1,465,000          4.250%,       7/01/09                                         1,457,675
                                                                              ----------------
                                                                                     2,822,838

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds (7.33%)
      210,000          4.900%,       1/01/02                                           211,172
      215,000          4.900%,       7/01/02                                           218,743
    1,000,000          5.700%,       7/01/18                                         1,012,500
    2,955,000          5.600%,       7/20/21                                         2,969,775
    2,365,000          6.100%,       7/01/30                                         2,432,994
    2,000,000          5.700%,       7/20/31                                         2,057,500
                                                                              ----------------
                                                                                     8,902,684

                    Public Housing Authority Bonds (0.21%)
      250,000          5.750%,       8/01/04                                           255,320
                                                                              ----------------

                    University Faculty Housing (2.53%)
      330,000          4.450%,      10/01/01                                           330,000
      345,000          4.550%,      10/01/02                                           352,932
      800,000          5.650%,      10/01/16                                           836,000
    1,500,000          5.700%,      10/01/25                                         1,556,250
                                                                              ----------------
                                                                                     3,075,182

                    University of Hawaii - Revenue Bonds (0.52%)
      100,000          5.450%,      10/01/06                                           104,193
      500,000          5.700%,      10/01/17                                           522,835
                                                                              ----------------
                                                                                       627,028






--------------------------------------------------------------------------------
See accompanying notes to financial statements.






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                 Honolulu City & County
                    Board of Water Supply (2.87%)
$     200,000          5.000%,       7/01/04                                    $      211,750
      500,000          5.800%,       7/01/16                                           560,000
      750,000          5.800%,       7/01/21                                           840,000
    1,890,000          5.250%,       7/01/31                                         1,878,187
                                                                              ----------------
                                                                                     3,489,937

                    Waste & Water System (2.45%)
    1,000,000          5.250%,       7/01/18                                         1,020,000
    2,000,000          5.000%,       7/01/23                                         1,950,000
                                                                              ----------------
                                                                                     2,970,000

                    General Obligation Bonds (3.22%)
      100,000          7.300%,       7/01/03                                           107,875
      200,000          7.350%,       7/01/06                                           234,500
      105,000          5.500%,       9/01/16                                           117,469
    1,000,000          5.125%,       7/15/20                                         1,003,750
    1,250,000          5.125%,       7/15/21                                         1,243,750
    1,210,000          5.250%,       9/01/24                                         1,210,000
                                                                              ----------------
                                                                                     3,917,344

                    Halawa Business Park (.64%)
      370,000          6.500%,      10/15/02                                           383,575
      365,000          6.600%,      10/15/03                                           388,269
                                                                              ----------------
                                                                                       771,844

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds
                       Hale Pauahi (0.36%)
      415,000          6.800%,       7/01/28                                           441,975
                                                                              ----------------
                       Maunakea Apartments (0.95%)
    1,061,400          5.750%,      11/20/09                                         1,154,272
                                                                              ----------------
                       Waipahu Project (3.67%)
    4,200,000          6.900%,       6/20/35                                         4,457,250
                                                                              ----------------








--------------------------------------------------------------------------------
See accompanying notes to financial statements.






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                 Kauai County
                    General Obligation Bonds (6.75%)
$   1,690,000          5.850%,       8/01/07                                    $    1,882,237
      250,000          5.900%,       2/01/10                                           272,500
      250,000          5.900%,       2/01/11                                           272,500
      295,000          5.900%,       2/01/12                                           321,550
      595,000          6.250%,       8/01/19                                           695,406
      695,000          6.250%,       8/01/22                                           812,281
    1,000,000          5.000%,       8/02/24                                           972,500
    3,065,000          5.000%,       8/01/25                                         2,973,050
                                                                              ----------------
                                                                                     8,202,024

                    Housing Authority Paanau Project (1.28%)
    1,630,000          7.250%,       4/01/12                                         1,552,575
                                                                              ----------------
                 Maui County
                    General Obligation Bonds (1.06%)
      235,000          5.750%,       6/01/13                                           262,319
      500,000          5.300%,       9/01/14                                           523,125
      500,000          5.000%,       9/01/17                                           505,000
                                                                              ----------------
                                                                                     1,290,444

                    Water System Revenue (0.59%)
      300,000          6.500%,      12/01/06                                           305,073
      400,000          6.600%,      12/01/07                                           406,828
                                                                              ----------------
                                                                                       711,901
                    Total Hawaii Municipal Bonds (Cost $110,469,239)               113,913,231
                                                                              ----------------



















--------------------------------------------------------------------------------
See accompanying notes to financial statements.
--------------------------------------------------------------------------------





HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                                                  PUERTO RICO MUNICIPAL BONDS (0.95%)
                 Puerto Rico Commonwealth
                    General Obligation Bonds (0.30%)
 $    350,000          6.250%,       7/01/10                                    $      365,652
                                                                              ----------------
                    Housing Finance Corp.
                        Multi-Family Mortgage Revenue Bonds (0.45%)
      165,000           7.500%,     10/01/15                                           166,691
      375,000           7.500%,      4/01/22                                           378,836
                                                                              ----------------
                                                                                       545,527

                        Single-Family Mortgage Revenue Bonds (0.20%)
      235,000           6.250%,      4/01/29                                           245,869
                                                                              ----------------

                    Total Puerto Rico Municipal Bonds (Cost $1,125,736)              1,157,048
                                                                              ----------------

                                                VIRGIN ISLANDS MUNICIPAL BONDS (0.11%)
                 Virgin Islands
                    Public Finance Authority, Series A (0.11%)
      100,000           7.300%,     10/01/18                                          127,750
                                                                              ---------------

                    Total Virgin Islands Municipal Bonds (Cost $99,625)               127,750
                                                                              ---------------

                    Total Investments (Cost $111,694,600) (a) 94.84%              115,198,029
                    Other Assets Less Liabilities              5.16%                6,272,733
                                                             ------           ---------------
                    Net Assets                               100.00%           $  121,470,762

               (a)   Aggregate   cost  for  federal   income  tax   purposes  is
                     $111,694,600.

                    At September 30, 2001, unrealized appreciation
                    (depreciation) of securities for federal income tax purposes is as follows:
                    Gross unrealized appreciation                                 $ 3,925,990
                    Gross unrealized depreciation                                    (422,561)
                                                                              ---------------
                    Net unrealized appreciation                                   $ 3,503,429
                                                                              ===============


--------------------------------------------------------------------------------
See accompanying notes to financial statements.
--------------------------------------------------------------------------------

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                                                    HAWAII MUNICIPAL BONDS (89.36%)
                 Hawaii County
                    General Obligation Bonds (2.03%)
   $100,000            6.800%,      12/01/01                                    $     100,280
                                                                              ---------------
                 Hawaii State
                    Airport Systems Revenue Bonds (5.52%)
    250,000            5.700%,       7/01/07                                          273,125
                                                                              ---------------
                    General Obligation Bonds (3.39%)
    150,000            5.900%,      10/01/06                                          167,625
                                                                              ---------------
                    Department of Budget & Finance
                       Special Purpose Revenue Bonds
                       Citizens Utilities Company (4.05%)
    200,000            6.600%,       7/01/02                                          200,016
                                                                              ---------------
                       Kapiolani Health Care Systems (4.26%)
    200,000            5.500%,       7/01/05                                          210,500
                                                                              ---------------
                       The Queen's Health Systems (4.24%)
    200,000            5.200%,       7/01/04                                          209,500
                                                                              ---------------
                       St. Francis Medical Center (4.16%)
    200,000            6.000%,       7/01/22                                          205,542
                                                                              ---------------
                       Wilcox Hospital (5.13%)
    250,000            4.800%,       7/01/04                                          253,750
                                                                              ---------------
                    Harbor Capital Improvements Revenue Bonds (4.15%)
    100,000            5.650%,       7/01/02                                          102,417
    100,000            5.850%,       7/01/02                                          102,661
                                                                              ---------------
                                                                                      205,078

                    Highway & Transportation Authority (5.97%)
    275,000            5.000%,       7/01/06                                          294,938
                                                                              ---------------
                    Housing Authority
                       Single Family Special Purpose Mortgage
                       Revenue Bonds (6.32%)
    300,000            4.800%,       7/01/07                                          312,375
                                                                              ---------------
                       Public Housing Authority Bonds (4.23%)
    200,000            5.550%,       7/01/07                                          209,250
                                                                              ---------------
                    University of Hawaii
                       University Revenue Bonds (3.79%)
    180,000            5.450%,      10/01/06                                          187,547
                                                                              ---------------
--------------------------------------------------------------------------------
See accompanying notes to financial statements.






HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                 Honolulu City & County
                    Board of Water Supply (4.28%)
   $200,000            5.000%,       7/01/04                                    $     211,750
                                                                              ---------------
                    General Obligation Bonds (4.27%)
    100,000            5.000%,      10/01/02                                          102,789
    100,000            5.375%,       9/01/12                                          108,500
                                                                              ---------------
                                                                                      211,289

                    Waste System Revenue (4.49%)
    200,000            5.500%,       7/01/11                                          221,750
                                                                              ---------------
                    Multi-Family Mortgage Purpose Revenue Bond (4.40%)
    200,000            5.750%,      11/20/09                                          217,500
                                                                              ---------------
                 Kauai County
                    General Obligation Bonds (4.21%)
    100,000            4.400%,       8/01/03                                          103,250
    100,000            4.550%,       8/01/05                                          105,000
                                                                              ---------------
                                                                                      208,250

                 Maui County
                    General Obligation Bonds (6.36%)
    300,000            4.650%,      03/01/07                                          314,250
                                                                              ---------------
                                                                                      314,250

                    Water System Revenue (4.11%)
    100,000            6.600%,      12/01/07                                          101,707
    100,000            6.700%,      12/01/11                                          101,723
                                                                              ---------------
                                                                                      203,430
                    Total Hawaii Municipal Bonds (Cost $4,273,793)                  4,417,745
                                                                              ---------------














--------------------------------------------------------------------------------
See accompanying notes to financial statements.





HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

                                                                                       Value
    Par Value                                                                        (Note 1)
                                                  PUERTO RICO MUNICIPAL BONDS (1.25%)
                 Housing Finance Corp.
                    Single Family Mortgage Revenue Bonds (1.25%)
  $  60,000            6.150%,       8/01/03                                    $    61,587
                                                                              -------------
                    Total Puerto Rico Municipal Bonds (Cost $60,525)                 61,587
                                                                              -------------
                    Total Investments (Cost $4,334,318) (a) 90.61%                4,479,332
                    Other Assets Less Liabilities            9.39%                  464,204
                                                           ------             -------------
                    Net Assets                             100.00%              $ 4,943,536
                                                           ======             =============

                    (a)Aggregate   cost  for  federal  income  tax  purposes  is
                      $4,334,318.

                    At September 30, 2001, unrealized appreciation
                    (depreciation) of securities for federal income tax purposes is as follows:
                      Gross unrealized appreciation                               $ 152,886
                      Gross unrealized depreciation                                  (7,872)
                                                                              -------------
                         Net unrealized appreciation                              $ 145,014
                                                                              =============




--------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2001
--------------------------------------------------------------------------------

                                                                                  Municipal             Intermediate
                                                                                     Fund                    Fund
ASSETS
    Investments at market value
       (Identified cost $111,694,600 and $4,334,318,
        respectively) (Note 1 (A))                                            $   115,198,029        $   4,479,332
    Cash                                                                            4,594,195              533,898
    Interest receivable                                                             1,776,306               61,904
    Subscriptions receivable                                                          174,098               13,340
    Other assets                                                                       17,732                4,001
                                                                              ---------------        -------------
          Total assets                                                            121,760,360            5,092,475
                                                                              ---------------        -------------

LIABILITIES
    Distributions payable                                                             158,361                3,968
    Redemptions payable                                                                45,092              142,639
    Management fee payable                                                             49,984                1,628
    Distribution plan payable                                                          14,694                  704
    Shareholder servicing fee payable                                                   9,997                  -
    Accrued expenses                                                                   11,470                  -
                                                                              ---------------        -------------
          Total liabilities                                                           289,598              148,939
                                                                              ---------------        -------------

NET ASSETS
    (Applicable to 11,155,186 and 956,894 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                            $   121,470,762        $   4,943,536
                                                                              ===============        =============

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($121,470,762    )  11,155,186 shares)                                             $10.89
                                                                                       ======
        ($4,943,536  )       956,894 shares)                                                                 $5.17
                                                                                                             =====
NET ASSETS
    At September 30, 2001, net assets consisted of:
       Paid-in capital                                                        $   118,578,605        $   4,804,893
       Accumulated net realized loss on investments                                  (611,272)              (6,371)
       Net unrealized appreciation                                                  3,503,429              145,014
                                                                              ---------------        -------------
                                                                              $   121,470,762        $   4,943,536
                                                                              ===============        =============






--------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2001
--------------------------------------------------------------------------------

                                                                                 Municipal         Intermediate
                                                                                     Fund                 Fund
INVESTMENT INCOME
    Interest income                                                              $  6,499,683         $  219,964
                                                                              ---------------         ----------
    Expenses
       Management fee (Note 2)                                                        582,525             20,606
       Distribution costs (Notes 2 and 3)                                             174,758              5,068
       Transfer agent fees (Note 2)                                                    88,712              2,812
       Shareholder services (Note 2)                                                  116,505                -
       Administration fee (Note 2)                                                     23,301                897
       Accounting fees                                                                 66,739              2,120
       Legal and audit fees                                                            48,656              2,065
       Printing                                                                        22,042                657
       Miscellaneous                                                                   12,146              1,549
       Portfolio pricing fee                                                           28,939              1,113
       Custodian fees                                                                  20,730                798
       Insurance                                                                        5,825                896
       Registration fees                                                               10,527                856
       Directors fees                                                                   1,824                 76
                                                                              ---------------        -----------
       Total expenses                                                               1,203,229             39,513
       Fee reductions (Note 5)                                                       (109,572)            (4,216)
                                                                              ---------------        -----------
       Net expense                                                                  1,093,657             35,297
                                                                              ---------------        -----------
          Net investment income                                                     5,406,026            184,667
                                                                              ---------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                                     (261,878)            (6,371)
    Change in unrealized appreciation of investments                                3,884,053            154,001
                                                                              ---------------        -----------
          Net gain on investments                                                   3,622,175            147,630
                                                                              ---------------        -----------
Net increase in net assets
    RESULTING FROM OPERATIONS                                                    $  9,028,201         $  332,297
                                                                              ===============        ===========


--------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2001 and 2000
--------------------------------------------------------------------------------

                                                                                       2001                 2000
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                  $      5,406,026     $      5,463,987
       Net realized loss on investments                                               (261,878)            (144,412)
       Increase (decrease) in unrealized appreciation
          (depreciation) of investments                                              3,884,053           (1,325,003)
                                                                              ----------------     ----------------
          Net increase in net assets resulting from operations                       9,028,201            3,994,572

    Distributions to shareholders from:
       Net investment income
          ($0.50 and $0.52 per share, respectively)                                 (5,406,026)          (5,463,987)

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from capital
          share transactions                                                         5,984,549           (3,115,471)
                                                                              ----------------     ----------------

             Total increase (decrease) in net assets                                 9,606,724           (4,584,886)

NET ASSETS
    Beginning of year                                                              111,864,038          116,448,924
                                                                              ----------------     ----------------
    End of year                                                               $    121,470,762     $    111,864,038
                                                                              ================     ================

(a) Summary of capital share activity follows:

                                                      For the year ended                   For the year ended
                                                      September 30, 2001                   September 30, 2000
                                                     Shares             Value             Shares             Value
      Shares sold                                    1,210,919   $    13,074,390        1,087,029   $    11,358,822
      Shares issued on reinvestment
         of distributions                              336,073         3,621,390          348,781         3,649,264
                                                     ---------   ---------------        ---------   ---------------
                                                     1,546,992        16,695,780        1,435,810        15,008,086
      Shares redeemed                                 (994,022)      (10,711,231)      (1,738,899)      (18,123,557)
                                                     ---------   ---------------        ---------   ---------------
         Net increase (decrease)                       552,970   $     5,984,549         (303,089)  $    (3,115,471)
                                                     =========   ===============        =========   ===============




--------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2001 and 2000
--------------------------------------------------------------------------------

                                                                                         2001                 2000
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                      $    184,667        $     205,145
       Net realized gain (loss) on investments                                          (6,371)               3,548
       Increase (decrease) in unrealized appreciation
          (depreciation) of investments                                                154,001              (39,066)
                                                                              ----------------        -------------
          Net increase in net assets resulting from operations                         332,297              169,627

    Distributions to shareholders from
       Net investment income
          ($0.21 and $0.21 per share, respectively)                                   (184,667)            (205,145)
       Capital gains
          ($0.004 and $0.004 per share, respectively)                                   (3,548)              (3,813)

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from
          capital share transactions                                                   280,068             (934,315)
                                                                              ----------------        -------------
          Total increase (decrease) in net assets                                      424,150             (973,646)

NET ASSETS
    Beginning of year                                                                4,519,386            5,493,032
                                                                              ----------------        -------------
    End of year                                                                   $  4,943,536        $   4,519,386
                                                                              ================        =============

(a)   Summary of capital share activity follows:

                                                           For the year ended                For the year ended
                                                           September 30, 2001                September 30, 2000
                                                          Shares           Value            Shares           Value

      Shares sold                                         254,208    $   1,295,746         349,473   $    1,741,580
      Shares issued on reinvestment
         of distributions                                  31,772          161,732          35,119          175,105
                                                         --------    -------------        --------   --------------
                                                          285,980        1,457,478         384,592        1,916,685
      Shares redeemed                                    (231,546)      (1,177,410)       (573,440)      (2,851,000)
                                                         --------    -------------        --------   --------------
         Net increase (decrease)                           54,434    $     280,068        (188,848)  $     (934,315)
                                                         ========    =============        ========   ==============



--------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)



                                        Years Ended September 30,
                                                                  2001          2000          1999          1998          1997
                                                                  ----          ----          ----          ----          ----
Net asset value
    Beginning of year                                           $10.55        $10.68        $11.23       $ 11.10        $10.89
                                                                ------        ------        ------       -------        ------
Income from investment operations
    Net investment income                                          .50           .52           .55           .55           .54
    Net gain (loss) on securities (both realized and unrealized)   .34          (.13)         (.55)          .13           .21
                                                                ------        ------        ------       -------        ------
      Total from investment operations                             .84           .39             -           .68           .75
                                                                ------        ------        ------       -------        ------
Less distributions
    Dividends from net investment income                          (.50)         (.52)         (.55)         (.55)         (.54)
    Distributions from capital gains                                 -             -             -             -             -
                                                                ------        ------        ------       -------        ------
        Total distributions                                       (.50)         (.52)         (.55)         (.55)         (.54)
                                                                ------        ------        ------       -------        ------
    End of year                                                 $10.89        $10.55        $10.68       $ 11.23        $11.10
                                                                ======        ======        ======       =======        ======

Total return                                                      8.11%         3.79%         (.07)%        6.28%         7.09%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                        $121,471      $111,864      $116,449      $112,346      $106,380
    Ratio of expenses to average net assets (a)                   1.03%          .98%          .94%          .89%          .98%

    Ratio of net investment income to average net assets          4.64%         4.83%         4.88%         4.90%         4.99%

Portfolio turnover                                               22.06%        20.96%        10.83%         7.35%         3.21%

     (a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .94%, .91%, .87%, .85% and .94% for the years ended September 30, 2001, 2000,
     1999, 1998 and 1997, respectively.


See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)



                                        Years Ended September 30,
                                                                  2001          2000          1999          1998          1997
                                                                  ----          ----          ----          ----          ----
Net asset value
    Beginning of year                                            $5.01        $ 5.03         $5.18        $ 5.15        $ 5.12
                                                                 -----        ------         -----        ------        ------
Income from investment operations
    Net investment income                                          .21           .21           .22           .22           .22
    Net gain (loss) on securities (both realized and unrealized)   .16          (.02)         (.14)          .04           .04
                                                                 -----        ------         -----        ------        ------
      Total from investment operations                             .37           .19           .08           .26           .26
                                                                 -----        ------         -----        ------        ------

Less distributions
    Dividends from net investment income                          (.21)         (.21)         (.22)         (.22)         (.22)
    Distributions from capital gains                                 -             -          (.01)         (.01)         (.01)
                                                                 -----        ------         -----        ------        ------
        Total distributions                                       (.21)         (.21)         (.23)         (.23)         (.23)
                                                                 -----        ------         -----        ------        ------
    End of year                                                  $5.17        $ 5.01         $5.03        $ 5.18        $ 5.15

Total return                                                      7.61%         3.97%         1.51%         5.08%         5.17%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                          $4,944        $4,519        $5,493        $5,911        $6,402
    Ratio of expenses to average net assets
      Before expense reimbursements                                .88%          .85%          .98%         1.49%         1.43%
      After expense reimbursements                                 .88% (a)      .85% (a)      .89% (a)      .85% (a)      .86% (a)
    Ratio of net investment income to average net assets
      Before expense reimbursements                               4.12%         4.07%         4.07%         3.53%         3.67%
      After expense reimbursements                                4.12%         4.07%         4.18%         4.17%         4.24%
Portfolio turnover                                               19.28%         4.22%         3.32%        14.57%        17.36%

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .79%, .77%, .75%,
 .73% and .75% for the years ended September 30, 2001, 2000, 1999, 1998 and 1997, respectively.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2001
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hawaii Municipal Fund (formerly First Hawaii Municipal Bond Fund) and Hawaii Intermediate Fund (formerly First Hawaii Intermediate Municipal
     Fund) ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

     The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

     The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A) SECURITY VALUATION

          Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B) FEDERAL INCOME TAXES

          It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2001, the Hawaii Municipal Fund had an unused capital loss carryforward of $502,318 of which, $189,023 expires in 2004, $29,000 expires in 2005, $190,181 expires in 2008 and $94,114 expires in 2009.


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


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Auditing Guide for Audits of Investment Companies (dated December 1, 2000), both premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the funds. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     First Pacific Corporation ("FPC") provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, FPC receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively.

     The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPC, received $174,758 and $5,068 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

     First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPC, serves as the transfer agent for the Funds. FPR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

     Certain officers and directors of the Funds are also officers of FPC, FPS and FPR.


(3)  DISTRIBUTION COSTS

     The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

     The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.



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


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2001
--------------------------------------------------------------------------------

(4)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities aggregated $26,448,656 and $25,090,714 respectively for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $938,206 and $837,100, respectively.


(5)  CUSTODY CREDITS

     Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. During the year ended September 30, 2001, such reductions amounted to $109,572 and $4,216 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits used to offset expenses were as follows:

                                       Municipal       Intermediate
                                         Fund                  Fund

           Custody                    $   20,730            $   797
           Accounting                     55,088              2,120
           Pricing                        28,939              1,114
           Audit                           4,815                185
                                     -----------            -------
                                      $  109,572            $ 4,216
























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